SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful lives of property, plant and equipment	The following useful lives are applied:

Buildings	25 years
Growing and processing equipment	10 years
Computer equipment	5 years
Vehicles	5 years
Furniture and fixtures	10 years
Leasehold improvements	5 years
Right-of-use assets	term of lease